Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in estimation of grant date fair value of RSUs
3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

	2014	2015
Expected dividend yield	2.06%	3.22%
Termination rate	4.35%	0%

Schedule of assumptions used in estimation of grant date fair value of options
2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate(a)	2.08%
Expected dividend yield	2.09%
Average expected volatility(b)	53.01%
Termination rate	9%
Suboptimal factor(c)	3.4

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate(a)	1.58%
Expected dividend yield	2.42%
Average expected volatility(b)	47.90%
Termination rate	9%
Suboptimal factor(c)	3.32

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Stock Option Summary
F.	The following table summarizes information regarding stock options as at December 31, 2016:

	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

15.28	66,775	3.7	66,775	3.7

26.91	86,990	6.6	-	-

33.27	20,499	9.3	6,833	9.3

28.38	91,741	7.4	-	-

	266,005		73,608

Stock Option Activity
G.	The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2014	272,750

Exercised	(78,620)	17.19	7.70
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2014	192,130

Granted	89,907	26.91	10.04
Exercised	(61,711)	15.28	6.54
Forfeited	(5,625)	24.07	9.19

Balance at December 31, 2015	214,701

Granted*	116,455	29.34	10.96
Exercised	(62,269)	15.28	6.54
Forfeited	(2,882)	29.71	11.79

Balance at December 31, 2016	266,005
Exercisable at December 31, 2016	73,608

*	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 11E. Regarding the grant of 22,795 options, see Note 3B.

Schedule of Restricted Share Units activity
The Restricted Share Units activity under the abovementioned plans is as follows:

		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
	US$	US$

Balance at January 1, 2014	-

Granted	74,000	46.07

Balance at December 31, 2014	74,000

Granted	8,000	29.09
Vested	(4,000)	46.07

Balance at December 31, 2015	78,000

Vested	(35,000)	46.54

Balance at December 31, 2016	43,000

Summary of Allocation of the Stock-Based Compensation Expenses
During 2014, 2015 and 2016, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2014	2015	2016
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	124	150	180
Research and development costs	340	455	504
Selling and marketing expenses	366	502	366
General and administrative expenses	436	806	500

	1,266	1,913	1,550